UNITED STATES
SECURITY AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30,2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):         [ ] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
                             Name:           MRM-Horizon Advisors, LLC
                                             d/b/a Mad River Investors
                             Address         84 State Street
                                             Suite 800
                                             Boston, MA  02109
                             13F File Number 028-12322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager

Name:    Stephen C Carluccio
Title:   Chief Compliance Officer
Phone:   617-728-0444
Signature,			Place,			and Date of Signing
Stephen C Carluccio		Boston, MA		August 3, 2012
Report Type (Check only one):
				[X]  13F HOLDINGS Report
				[ ]  13F NOTICE
				[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for the Manager

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FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:	0
Form 13F Information Tabel Entry Total	38
Form 13F Information Tabel value Total	98,451,000

List of Other Included Managers:

NONE

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FORM 13F INFORMATIONAL TABLE


                                    TITLE OF               VALUE    SHARE/   SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
  NAME OF ISSUER                     CLASS      CUSIP     X 1000   PRN AMT   PRN  CALL   DSCRERT  MNGRS  SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------

AIR LEASE CORP                      COM      00912X302   549       28325                  SOLE                          28325
ARCHER DANIELS MIDLAND CO           COM      039483102   1573      53275                  SOLE                          53275
AUTONATION INC                      COM      05329W102   4653      131900                 SOLE                          131900
AUTOZONE INC                        COM      053332102   3855      10500                  SOLE                          10500
BERKSHIRE HATHAWAY INC DEL          COM      084670702   5141      61700                  SOLE                          61700
BLACKROCK FLOAT RATE OME STR        COM      09255X100   174       12100                  SOLE                          12100
BROOKFIELD ASSET MGMT INC           COM      112585104   3078      93047                  SOLE                          93047
BROOKFIELD RESIDENTIAL PPTYS        COM      11283W104   1555      143125                 SOLE                          143125
CBOE HLDGS INC                      COM      12503M108   3880      140175                 SOLE                          140175
CME GROUP INC                       COM      12572Q105   1202      4485                   SOLE                          4485
CONTINENTAL RESOURCES INC           COM      212015101   2473      37125                  SOLE                          37125
DISH NETWORK CORP                   COM      25470M109   1383      48450                  SOLE                          48450
DREAMWORKS ANIMATION SKG INC        COM      26153C103   3590      188375                 SOLE                          188375
EATON VANCE LTD DUR INCOME F        COM      27828H105   199       12225                  SOLE                          12225
GENERAL GROWTH PPTYS INC NEW        COM      370023103   5433      300342                 SOLE                          300342
GREENLIGHT CAPITAL RE LTD           COM      G4095J109   4523      177950                 SOLE                          177950
HOWARD HUGHES CORP                  COM      44267D107   6306      102298                 SOLE                          102298
ICAHN ENTERPRISES LP                LP       451100101   4522      113041                 SOLE                          113041
JARDEN CORP                         COM      471109108   1392      33125                  SOLE                          33125
LMP CORPORATE LN FD INC             COM      50208B100   157       13000                  SOLE                          13000
LAS VEGAS SANDS CORP                COM      517834107   1739      39990                  SOLE                          39990
LENNAR CORP                         COM      526057104   3593      116225                 SOLE                          116225
LEUCADIA NATL CORP                  COM      527288104   2661      125128                 SOLE                          125128
LIBERTY MEDIA CORPORATION           COM      530322106   8471      96360                  SOLE                          96360
LIBERTY INTERACTIVE CORPORAT        COM      53071M104   2793      157125                 SOLE                          157125
LIVE NATION ENTERTAINMENT IN        ADR      538034109   2452      267125                 SOLE                          267125
MSC INDL DIRECT INC                 COM      553530106   1056      16110                  SOLE                          16110
MCEWEN MNG INC                      COM      58039P107   615       204400                 SOLE                          204400
NOVO-NORDISK A S                    COM      670100205   1882      12950                  SOLE                          12950
NUVEEN PERFORMANCE PLUS MUN         COM      67062P108   156       9700                   SOLE                          9700
NUVEEN MUN MKT OPPORTUNITY F        COM      67062W103   172       11900                  SOLE                          11900
NUVEEN FLTNG RTE INCM OPP FD        COM      6706EN100   174       14625                  SOLE                          14625
PIMCO INCOME OPPORTUNITY FD         COM      72202B100   1410      52450                  SOLE                          52450
ROUSE PPTYS INC                     COM      779287101   5386      397506                 SOLE                          397506
SEARS HLDGS CORP                    COM      812350106   4872      81615                  SOLE                          81615
WINTHROP RLTY TR                    COM      976391300   2565      210950                 SOLE                          210950
WISDOMTREE INVTS INC                COM      97717P104   1761      268100                 SOLE                          268100
WYNN RESORTS LTD                    COM      983134107   1055      10175                  SOLE                          10175


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